Related Party Disclosures (Details) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Apr. 25, 2019	Jun. 30, 2019	Dec. 02, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Interest rate				8.39%	7.12%	7.04%
Key management personnel compensation				$ 900	$ 2,900	$ 900
Service Expenses				$ 46,312	$ 42,536	31,393
Debt Securities
Disclosure of transactions between related parties [line items]
Interest rate					7.375%
Notes face value		$ 35,500
Purchases fair value measurement assets		17,642
Sales fair value measurement assets		18,726
Gain loss on disposal of debt securities		$ 1,084
Minimum
Disclosure of transactions between related parties [line items]
Key management personnel base salary					$ 280
Maximum
Disclosure of transactions between related parties [line items]
Key management personnel base salary					340
Navios Holdings | Navios Holdings Agreement
Disclosure of transactions between related parties [line items]
Line of credit facility initiation date				Apr. 25, 2019
Notional amount	$ 50,000
Brokerage fee expense	$ 500
Navios Holdings | Navios Holdings Agreement | Amendment
Disclosure of transactions between related parties [line items]
Interest rate				10.00%
Increase of credit facility			$ 20,000
Maturity date				Dec. 31, 2024
Deferred income				$ 167
Accrued income				$ 5,244
Navios Holdings | Navios Holdings Agreement | First Year
Disclosure of transactions between related parties [line items]
Interest rate				12.75%
Navios Holdings | Navios Holdings Agreement | Second Year
Disclosure of transactions between related parties [line items]
Interest rate				14.75%
Navios Holdings | Administrative Services Agreement
Disclosure of transactions between related parties [line items]
General and administrative expense				$ 1,144	1,144	1,000
Empresa Hotelera Argentina S.A. and Pit Jet S.A. | Lodging And Travel Services
Disclosure of transactions between related parties [line items]
Amounts Payable Related Party Transactions				1	1
Service Expenses				$ 16	$ 15	$ 34